Offerings	Oct. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Certificates
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 21,750.00
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional securities to be offered or issued from stock splits, stock dividends or similar transactions. There are being registered hereunder such indeterminate number of shares of common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock, or debt securities, such indeterminate number of depositary certificates and such indeterminate number of units as shall have an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. Calculated pursuant to Rule 457(o) under the Securities Act, based on the proposed maximum aggregate offering price of all securities to be offered by the Registrant. In no event will the aggregate initial offering price of all securities issued by the Registrant pursuant to this registration statement exceed $250,000,000.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (offered by the selling stockholders)
Amount Registered | shares	7,409,209
Proposed Maximum Offering Price per Unit	2.16
Maximum Aggregate Offering Price	$ 16,003,891.44
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,392.34
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional securities to be offered or issued from stock splits, stock dividends or similar transactions. Represents 7,409,209 shares of common stock offered for resale by the selling stockholders named in the registration statement, consisting of 2,359,667 shares of common stock currently outstanding and 5,049,542 shares of common stock issuable upon the exercise of pre-funded warrants held by the selling stockholders. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(g) under the Securities Act, based on the average of the high and low sale prices per share of common stock on October 14, 2026, as reported on The Nasdaq Capital Market.